UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         May 14, 2007
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        98
Form 13F Information Table Value Total:        $254,626


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3636    47573 SH       SOLE                    47573
AT&T Inc.                      COM              00206R102      609    15443 SH       SOLE                    15443
Abbott Laboratories            COM              002824100     2894    51860 SH       SOLE                    51860
Air Products & Chemicals Inc.  COM              009158106      293     3960 SH       SOLE                     3960
American Express Company       COM              025816109     4766    84512 SH       SOLE                    84512
American International Group,  COM              026874107     8783   130656 SH       SOLE                   130656
Amgen Inc.                     COM              031162100      599    10720 SH       SOLE                    10720
Anheuser-Busch Cos.            COM              035229103     8465   167765 SH       SOLE                   167765
Apache Corporation             COM              037411105     2391    33824 SH       SOLE                    33824
Asia Pacific Fund Inc.         COM              044901106      329    15500 SH       SOLE                    15500
Automatic Data Processing, Inc COM              053015103      565    11664 SH       SOLE                    11664
BHP Billiton Ltd. ADR          COM              088606108     3359    69325 SH       SOLE                    69325
BP plc ADR                     COM              055622104     3194    49322 SH       SOLE                    49322
Baker Hughes, Inc.             COM              057224107      430     6500 SH       SOLE                     6500
Bank of America Corp.          COM              060505104     4445    87125 SH       SOLE                    87125
Bed Bath & Beyond, Inc.        COM              075896100     6469   161040 SH       SOLE                   161040
Berkshire Hathaway, Inc. Cl. A COM              084670108    14932      137 SH       SOLE                      137
Berkshire Hathaway, Inc. Cl. B COM              084670207    20238     5560 SH       SOLE                     5560
Bristol-Myers Squibb Co.       COM              110122108      682    24580 SH       SOLE                    24580
Buckeye Partners, L.P.         COM              118230101     4587    92250 SH       SOLE                    92250
Canadian Natural Resources Ltd COM              136385101     1688    30590 SH       SOLE                    30590
Canadian Oil Sands Trust       COM              13642L100     6134   252725 SH       SOLE                   252725
Cedar Fair Limited Partnership COM              150185106     6405   224279 SH       SOLE                   224279
Chevron Corp.                  COM              166764100     2063    27895 SH       SOLE                    27895
Cisco Systems Inc.             COM              17275R102      513    20100 SH       SOLE                    20100
Citigroup Inc.                 COM              172967101     6482   126252 SH       SOLE                   126252
Coca-Cola Company              COM              191216100     1920    39996 SH       SOLE                    39996
Colgate Palmolive Co.          COM              194162103      362     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     3858   148665 SH       SOLE                   148665
ConocoPhillips                 COM              20825C104     6315    92393 SH       SOLE                    92393
Devon Energy Corporation       COM              25179M103     3174    45854 SH       SOLE                    45854
Diageo PLC Spon ADR New        COM              25243Q205      227     2800 SH       SOLE                     2800
Disney (Walt) Co.              COM              254687106      315     9145 SH       SOLE                     9145
Donaldson Company Inc          COM              257651109      289     8000 SH       SOLE                     8000
Dover Corporation              COM              260003108     6518   133528 SH       SOLE                   133528
Eaton Vance Corp               COM              278265103      324     9100 SH       SOLE                     9100
Eli Lilly & Company            COM              532457108      559    10400 SH       SOLE                    10400
Equifax, Inc.                  COM              294429105      390    10700 SH       SOLE                    10700
Exxon Mobil Corporation        COM              30231G102     5662    75045 SH       SOLE                    75045
Fannie Mae                     COM              313586109      247     4533 SH       SOLE                     4533
First Data Corp.               COM              319963104      348    12940 SH       SOLE                    12940
First Financial Fund, Inc.     COM              320228109      159    11173 SH       SOLE                    11173
General Electric Co.           COM              369604103     8605   243347 SH       SOLE                   243347
Genzyme Corp.                  COM              372917104      240     4000 SH       SOLE                     4000
Goldman Sachs Group, Inc.      COM              38141G104      337     1630 SH       SOLE                     1630
Healthcare Select Sector SPDR  COM              81369Y209      532    15800 SH       SOLE                    15800
Home Depot, Inc.               COM              437076102     3160    86013 SH       SOLE                    86013
IBM Corporation                COM              459200101     1369    14524 SH       SOLE                    14524
Illinois Tool Works Inc.       COM              452308109      556    10768 SH       SOLE                    10768
Intel Corporation              COM              458140100      224    11700 SH       SOLE                    11700
Intuitive Surgical, Inc.       COM              46120E107      255     2100 SH       SOLE                     2100
Johnson & Johnson              COM              478160104     7945   131840 SH       SOLE                   131840
Kinder Morgan Energy Partners, COM              494550106      809    15350 SH       SOLE                    15350
Kinder Morgan, Inc.            COM              49455P101      676     6350 SH       SOLE                     6350
Laboratory Corp. of America Ho COM              50540r409     5674    78125 SH       SOLE                    78125
Leucadia National Corp.        COM              527288104     1483    50400 SH       SOLE                    50400
Loews Corp.                    COM              540424108      409     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      268     8500 SH       SOLE                     8500
M & T Bank Corp.               COM              55261F104     2079    17950 SH       SOLE                    17950
MSCI EAFE Index Fund           COM              464287465      972    12750 SH       SOLE                    12750
McCormick & Co., Inc. Non-Voti COM              579780206      308     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      480    10650 SH       SOLE                    10650
McGraw Hill Companies          COM              580645109     1026    16320 SH       SOLE                    16320
Medtronic Inc.                 COM              585055106      868    17695 SH       SOLE                    17695
Microsoft Corporation          COM              594918104     6509   233557 SH       SOLE                   233557
Mohawk Industries Inc.         COM              608190104     5419    66040 SH       SOLE                    66040
Newmont Mining Corp.           COM              651639106     1871    44565 SH       SOLE                    44565
Pepsico, Inc.                  COM              713448108     2596    40841 SH       SOLE                    40841
Pfizer Inc.                    COM              717081103     1393    55149 SH       SOLE                    55149
Procter & Gamble Company       COM              742718109     7373   116729 SH       SOLE                   116729
Progressive Corporation        COM              743315103     1028    47132 SH       SOLE                    47132
Prologis SBI                   COM              743410102      271     4172 SH       SOLE                     4172
Rayonier, Inc.                 COM              754907103    11396   265015 SH       SOLE                   265015
Royal Dutch Shell PLC ADR      COM              780259206      835    12600 SH       SOLE                    12600
S&P Depository Receipts        COM              78462F103     3837    27024 SH       SOLE                    27024
Schlumberger Ltd.              COM              806857108     8308   120234 SH       SOLE                   120234
ServiceMaster Company          COM              81760N109      261    16950 SH       SOLE                    16950
Sysco Corp.                    COM              871829107      344    10170 SH       SOLE                    10170
Technology Select Sector SPDR  COM              81369Y803      222     9500 SH       SOLE                     9500
Telefonos de Mexico            COM              879403780      735    22000 SH       SOLE                    22000
The Hershey Company            COM              427866108      219     4000 SH       SOLE                     4000
Tyco Int'l. Ltd.               COM              902124106      738    23400 SH       SOLE                    23400
US Bancorp                     COM              902973304      769    21980 SH       SOLE                    21980
USG Corp.                      COM              903293405     2407    51560 SH       SOLE                    51560
United Parcel Service Cl. B    COM              911312106      246     3515 SH       SOLE                     3515
United Technologies            COM              913017109      370     5700 SH       SOLE                     5700
Unitedhealth Group. Inc.       COM              91324P102      318     5994 SH       SOLE                     5994
Verizon Communications         COM              92343V104      473    12481 SH       SOLE                    12481
Vodafone Group PLC             COM              92857W209      578    21510 SH       SOLE                    21510
Wachovia Corp.                 COM              929903102      350     6350 SH       SOLE                     6350
Wal-Mart Stores, Inc.          COM              931142103     1120    23847 SH       SOLE                    23847
Walgreen                       COM              931422109      275     5990 SH       SOLE                     5990
Washington Post ""B""          COM              939640108      315      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     7439   216076 SH       SOLE                   216076
Western Union Company          COM              959802109      418    19040 SH       SOLE                    19040
Whole Foods Mkt. Inc.          COM              966837106      272     6060 SH       SOLE                     6060
Wyeth                          COM              983024100     1090    21789 SH       SOLE                    21789
Zimmer Holdings, Inc.          COM              98956P102      942    11024 SH       SOLE                    11024